UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report - July 31, 2024

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Fund Overview

This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$10	0.20%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEOXX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Government Fund

SEI Daily Income Trust/Class CAA Shares - GFAXX

Fund Overview

This semi-annual shareholder report contains important information about Class CAA Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Class CAA Shares	$18	0.35%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GFAXX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Government Fund

SEI Daily Income Trust/Sweep Class Shares - AABXX

Fund Overview

This semi-annual shareholder report contains important information about Sweep Class Shares of the Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Sweep Class Shares	$18	0.35%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$8,687,338	104

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	20.2%
U.S. Treasury Obligations	37.3%
Repurchase Agreements	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BNP Paribas	6.9%
Natixis S.A.	5.8%
Goldman Sachs	5.2%
Citigroup Global Markets	3.5%
MUFG Securities Americas	3.1%
Barclays Bank	2.9%
U.S. Treasury Bill, 5.29%, 10/10/2024	2.9%
Mizuho Securities	2.9%
The Bank of Nova Scotia	2.9%
U.S. Treasury Notes, 5.34%, 7/31/2025	2.2%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AABXX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$10	0.20%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$1,025,768	87

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	35.0%
U.S. Treasury Obligations	65.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.28%, 8/22/2024	6.5%
U.S. Treasury Notes, 5.35%, 10/31/2024	5.8%
U.S. Treasury Bill, 5.30%, 8/15/2024	5.8%
FHLB	4.9%
U.S. Treasury Bill, 5.30%, 8/13/2024	3.9%
U.S. Treasury Bill, 5.29%, 8/20/2024	3.2%
U.S. Treasury Bill, 5.28%, 8/6/2024	2.9%
FHLB	2.9%
U.S. Treasury Bill, 5.31%, 9/5/2024	2.9%
U.S. Treasury Bill, 5.11%, 8/1/2024	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCGXX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$10	0.20%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings
$400,744	45

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	106.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.30%, 9/5/2024	10.0%
U.S. Treasury Bill, 5.31%, 9/17/2024	8.1%
U.S. Treasury Bill, 5.30%, 9/24/2024	7.2%
U.S. Treasury Bill, 0.64%, 9/12/2024	6.8%
U.S. Treasury Notes, 5.35%, 10/31/2024	6.6%
U.S. Treasury Bill, 5.20%, 8/1/2024	6.2%
U.S. Treasury Bill, 5.29%, 8/6/2024	5.4%
U.S. Treasury Bill, 5.29%, 8/20/2024	5.3%
U.S. Treasury Bill, 5.30%, 9/10/2024	4.7%
U.S. Treasury Bill, 5.31%, 8/27/2024	4.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCPXX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$20	0.39%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$206,671	560	24%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Commercial Paper	0.6%
Municipal Bonds	0.6%
Mortgage-Backed Securities	14.4%
U.S. Treasury Obligations	15.0%
Corporate Obligations	32.2%
Asset-Backed Securities	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	3.5%
U.S. Treasury Bill	5.310%	09/10/24	2.2%
U.S. Treasury Notes	0.250%	09/30/25	2.1%
U.S. Treasury Notes	4.250%	05/31/25	2.0%
U.S. Treasury Bill	5.224%	11/19/24	1.0%
U.S. Treasury Bill	5.203%	11/26/24	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
FHLMC	2.250%	03/25/25	0.8%
FHLMC	4.050%	07/21/25	0.8%
GE HealthCare Technologies	5.550%	11/15/24	0.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECPX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$16	0.31%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$206,671	560	24%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Commercial Paper	0.6%
Municipal Bonds	0.6%
Mortgage-Backed Securities	14.4%
U.S. Treasury Obligations	15.0%
Corporate Obligations	32.2%
Asset-Backed Securities	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	3.5%
U.S. Treasury Bill	5.310%	09/10/24	2.2%
U.S. Treasury Notes	0.250%	09/30/25	2.1%
U.S. Treasury Notes	4.250%	05/31/25	2.0%
U.S. Treasury Bill	5.224%	11/19/24	1.0%
U.S. Treasury Bill	5.203%	11/26/24	1.0%
U.S. Treasury Notes	2.875%	06/15/25	1.0%
FHLMC	2.250%	03/25/25	0.8%
FHLMC	4.050%	07/21/25	0.8%
GE HealthCare Technologies	5.550%	11/15/24	0.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECYX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$643,753	413	69%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Repurchase Agreements	10.2%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	77.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	8.4%
U.S. Treasury Notes	4.000%	02/15/26	7.0%
BNP Paribas	5.340%	02/03/20	5.1%
Deutsche Bank	5.340%	02/03/20	5.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.3%
FNMA	3.500%	11/01/31	1.7%
FNMA	2.500%	01/01/28	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.6%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	5.862%	12/25/43	1.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCSGX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$16	0.32%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$643,753	413	69%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Repurchase Agreements	10.2%
U.S. Treasury Obligations	16.5%
Mortgage-Backed Securities	77.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.375%	12/15/26	8.4%
U.S. Treasury Notes	4.000%	02/15/26	7.0%
BNP Paribas	5.340%	02/03/20	5.1%
Deutsche Bank	5.340%	02/03/20	5.1%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.3%
FNMA	3.500%	11/01/31	1.7%
FNMA	2.500%	01/01/28	1.6%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.6%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.5%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	5.862%	12/25/43	1.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDGFX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$33	0.66%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$16,929	285	202%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	4.1%
Mortgage-Backed Securities	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
GNMA	2.500%	08/20/50	4.2%
BNP Paribas	5.340%	08/01/08	4.1%
GNMA	3.500%	07/20/47	4.1%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.5%
GNMA	6.000%	08/15/54	3.2%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEGMX-SAR-24

Semi-Annual Shareholder Report - July 31, 2024

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$21	0.42%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Portfolio Turnover Rate
$16,929	285	202%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
U.S. Treasury Obligation	0.6%
Repurchase Agreement	4.1%
Mortgage-Backed Securities	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA	2.000%	12/20/50	6.4%
GNMA	2.000%	08/20/50	4.7%
GNMA	2.500%	08/20/50	4.2%
BNP Paribas	5.340%	08/01/08	4.1%
GNMA	3.500%	07/20/47	4.1%
GNMA	4.000%	09/20/42	3.6%
GNMA	3.000%	12/20/50	3.5%
GNMA	6.000%	08/15/54	3.2%
GNMA	2.500%	09/20/51	3.1%
GNMA	3.500%	06/20/47	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMYX-SAR-24

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	No applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

July 31, 2024

Semi-Annual Financials and Other Information

SEI Daily Income Trust

❯	Government Fund

❯	Government II Fund

❯	Treasury II Fund

❯	Ultra Short Duration Bond Fund

❯	Short-Duration Government Fund

❯	GNMA Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	44
Board of Trustees’ Considerations in Approving the Advisory Agreement (Form N-CSRS Item 11)	56

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT for Ultra Short Duration Bond Fund, Short-Duration Government Fund & GNMA Fund. Additionally, for Government Fund, Government II Fund & Treasury II Fund, the Trust files monthly its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-MFP. The Trust’s Forms N-PORT and N-MFP are available on the Trust’s website at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Trust’s website at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports.

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Cash Management Bill
5.267%, 09/19/2024	$34,179	$33,940
U.S. Treasury Bill (A)
5.113%, 08/01/2024	98,922	98,922
5.291%, 08/06/2024	118,134	118,049
5.322%, 08/13/2024	42,700	42,626
5.303%, 08/20/2024	72,200	71,999
5.332%, 08/27/2024	96,895	96,528
5.300%, 09/05/2024	150,182	149,428
5.235%, 09/12/2024	58,404	58,057
5.327%, 09/17/2024	2,500	2,483
5.293%, 10/10/2024	255,062	252,476
5.312%, 10/15/2024	101,700	100,594
5.264%, 10/17/2024	19,600	19,382
5.298%, 10/24/2024	60,600	59,870
5.309%, 10/31/2024	163,407	161,277
5.296%, 11/05/2024	88,200	86,976
5.286%, 11/12/2024	63,920	62,970
5.220%, 11/19/2024	163,670	161,104
5.299%, 11/21/2024	157,450	154,922
5.310%, 11/29/2024	123,000	120,880
5.291%, 12/05/2024	164,900	161,926
5.303%, 12/12/2024	25,650	25,161
5.288%, 12/19/2024	110,390	108,179
5.120%, 12/26/2024	117,280	114,908
5.214%, 01/09/2025	58,084	56,764
4.792%, 01/23/2025	42,067	41,132
0.000%, 01/30/2025	49,700	48,461
5.056%, 03/20/2025	14,220	13,781
5.017%, 07/10/2025	70,000	66,815
U.S. Treasury Notes
0.625%, 10/15/2024	14,275	14,144
5.353%, USBMMY3M + 0.140%, 10/31/2024 (B)	145,400	145,412
5.413%, USBMMY3M + 0.200%, 01/31/2025 (B)	90,000	90,000
2.750%, 02/28/2025	1,947	1,922
1.125%, 02/28/2025	1,924	1,883
5.338%, USBMMY3M + 0.125%, 07/31/2025 (B)	187,370	187,352
5.383%, USBMMY3M + 0.170%, 10/31/2025 (B)	129,511	129,495
5.458%, USBMMY3M + 0.245%, 01/31/2026 (B)	90,055	90,055
5.363%, USBMMY3M + 0.150%, 04/30/2026 (B)	93,100	93,113

Total U.S. Treasury Obligations
(Cost $3,242,986) ($ Thousands)		3,242,986

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.2%
FFCB
5.440%, SOFRRATE + 0.090%, 08/26/2024 (B)	$77,740	$77,740
5.435%, SOFRRATE + 0.085%, 09/23/2024 (B)	29,430	29,430
5.490%, SOFRRATE + 0.140%, 11/07/2024 (B)	51,805	51,805
5.125%, 12/04/2024	13,585	13,583
5.430%, SOFRRATE + 0.080%, 12/30/2024 (B)	17,300	17,306
5.520%, SOFRRATE + 0.170%, 01/23/2025 (B)	16,755	16,755
5.490%, SOFRRATE + 0.140%, 05/27/2025 (B)	54,365	54,365
5.400%, SOFRRATE + 0.050%, 06/20/2025 (B)	3,296	3,296
5.450%, SOFRRATE + 0.100%, 06/24/2026 (B)	5,500	5,500
5.450%, SOFRRATE + 0.100%, 06/26/2026 (B)	13,555	13,555
FHLB
5.350%, SOFRRATE + 0.000%, 08/23/2024 (B)	28,200	28,200
5.350%, SOFRRATE + 0.000%, 08/26/2024 (B)	9,600	9,600
5.350%, SOFRRATE + 0.000%, 08/27/2024 (B)	41,200	41,200
5.350%, SOFRRATE + 0.000%, 08/29/2024 (B)	10,130	10,130
5.350%, SOFRRATE + 0.000%, 09/04/2024 (B)	71,390	71,390
5.350%, SOFRRATE + 0.000%, 09/09/2024 (B)	41,655	41,655
5.350%, SOFRRATE + 0.000%, 09/17/2024 (B)	7,300	7,300
5.350%, SOFRRATE + 0.000%, 09/23/2024 (B)	15,600	15,600
5.360%, SOFRRATE + 0.010%, 10/02/2024 (B)	56,300	56,300
5.355%, SOFRRATE + 0.005%, 10/16/2024 (B)	12,200	12,200
5.355%, SOFRRATE + 0.005%, 10/22/2024 (B)	30,500	30,500
5.355%, SOFRRATE + 0.005%, 10/24/2024 (B)	19,300	19,300
5.455%, SOFRRATE + 0.105%, 10/28/2024 (B)	40,500	40,500
5.355%, SOFRRATE + 0.005%, 11/06/2024 (B)	11,450	11,450
5.355%, SOFRRATE + 0.005%, 11/07/2024 (B)	11,900	11,900
5.355%, SOFRRATE + 0.005%, 11/12/2024 (B)	11,450	11,450

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.360%, SOFRRATE + 0.010%, 11/18/2024 (B)	$19,500	$19,500
5.355%, SOFRRATE + 0.005%, 11/18/2024 (B)	13,900	13,900
5.360%, SOFRRATE + 0.010%, 11/21/2024 (B)	5,000	5,000
5.350%, SOFRRATE + 0.000%, 12/02/2024 (B)	76,500	76,500
5.350%, SOFRRATE + 0.000%, 12/11/2024 (B)	9,800	9,800
5.350%, SOFRRATE + 0.000%, 12/16/2024 (B)	58,300	58,300
5.355%, SOFRRATE + 0.005%, 01/13/2025 (B)	71,400	71,400
5.350%, SOFRRATE + 0.000%, 02/03/2025 (B)	38,800	38,800
5.355%, SOFRRATE + 0.005%, 02/25/2025 (B)	13,300	13,300
5.355%, SOFRRATE + 0.005%, 02/27/2025 (B)	22,800	22,800
5.510%, SOFRRATE + 0.160%, 07/21/2025 (B)	70,590	70,590
5.450%, SOFRRATE + 0.100%, 06/26/2026 (B)	36,980	36,980
FHLB DN (A)
0.000%, 08/02/2024	64,892	64,883
0.000%, 09/03/2024	10,248	10,202
0.000%, 10/04/2024	109,635	108,698
0.000%, 11/01/2024	96,819	95,584
0.000%, 11/04/2024	10,340	10,206
0.000%, 11/12/2024	8,859	8,739
0.000%, 12/30/2024	24,841	24,363
0.000%, 01/03/2025	105,267	103,178
0.000%, 01/24/2025	10,380	10,137
0.000%, 02/10/2025	24,329	23,708
0.000%, 02/11/2025	42,150	41,069
FNMA
2.625%, 09/06/2024	36,475	36,376
5.470%, SOFRRATE + 0.120%, 07/29/2026 (B)	76,490	76,490

Total U.S. Government Agency Obligations
(Cost $1,752,513) ($ Thousands)		1,752,513

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) — 38.7%
Barclays Bank
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $250,037,083 (collateralized by a U.S. Treasury Obligation, par value $255,098,300, 3.500%, 09/15/2024, with a total market value of $255,000,087)	$250,000	$250,000
BNP Paribas
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $600,089,000 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $284,697,500, 0.000% - 6.500%, 11/15/2024 - 12/30/2158, with a total market value of $612,000,000)	600,000	600,000
BOFA Securities
5.350%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $100,014,861 (collateralized by GNMA Obligations, ranging in par value $2,527 - $46,264,320, 2.000% - 7.500%, 09/15/2025 - 03/20/2064, with a total market value of $102,000,001)	100,000	100,000
Citigroup Global Markets
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $300,044,500 (collateralized by U.S. Treasury Obligations, ranging in par value $86,522,800 - $216,673,400, 2.250% - 4.625%, 11/15/2025 - 09/15/2026, with a total market value of $306,000,018)	300,000	300,000
Citigroup Global Markets
5.350%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $105,015,604 (collateralized by FNMA obligations, ranging in par value $1,000 - $73,421,394, 2.000% - 5.797%, 09/01/2036 - 11/01/2036, with a total market value of $108,150,231)	105,000	105,000
Goldman Sachs
5.350%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $450,066,875 (collateralized by GNMA Obligations, ranging in par value $1,000 - $136,327,168, 3.000% - 7.000%, 10/20/2028 - 05/15/2059, with a total market value of $459,000,001)	450,000	450,000

SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
Goldman Sachs
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $100,001,483 (collateralized by a U.S. Treasury Obligation, par value $109,035,900, 1.500%, 01/31/2027, with a total market value of $102,000,031)	$100,000	$100,000
J.P. Morgan Securities
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $100,001,483 (collateralized by U.S. Treasury Obligations, ranging in par value $200 - $78,596,800, 0.250% - 3.875%, 01/15/2025 - 03/31/2025, with a total market value of $102,000,035)	100,000	100,000
Mizuho Securities
5.350%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $250,037,153 (collateralized by U.S. Treasury Obligations, ranging in par value $123,149,200 - $132,275,100, 3.625% - 4.125%, 05/15/2026 - 07/31/2031, with a total market value of $255,000,034)	250,000	250,000
MUFG Securities Americas
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $270,040,050 (collateralized by U.S. Treasury Obligations, ranging in par value $20,600 - $221,331,000, 0.000% - 4.250%, 05/15/2025 - 07/31/2029, with a total market value of $275,400,038)	270,000	270,000
Natixis S.A.
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $500,074,167 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $103,222,000, 0.000% - 4.625%, 08/13/2024 - 05/15/2054, with a total market value of $510,000,090)	500,000	500,000
TD Securities
5.350%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $75,011,146 (collateralized by U.S. Treasury Obligations, ranging in par value $6,676,700 - $49,655,300, 1.125% - 1.875%, 11/30/2026 - 02/28/2029, with a total market value of $76,500,064)	75,000	75,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
TD Securities
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $10,001,483 (collateralized by U.S. Treasury Obligations, ranging in par value $108,200 - $9,000,700, 0.375% - 4.500%, 01/31/2026 - 05/31/2027, with a total market value of $10,200,025)	$10,000	$10,000
The Bank of Nova Scotia
5.340%, dated 07/31/24, to be repurchased on 08/01/24, repurchase price $250,037,083 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $100,979,000, 0.000% - 5.000%, 08/20/2024 - 02/15/2054, with a total market value of $255,037,826)	250,000	250,000
Total Repurchase Agreements
(Cost $3,360,000) ($ Thousands)		3,360,000

Total Investments — 96.2%
(Cost $8,355,499) ($ Thousands)		$8,355,499

Percentages are based on a Net Assets of $8,687,338 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

As of July 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 65.8%
U.S. Cash Management Bill
5.300%, 09/19/2024	$20,000	$19,857
U.S. Treasury Bill (A)
5.113%, 08/01/2024	27,028	27,028
5.276%, 08/06/2024	29,944	29,922
5.295%, 08/13/2024	40,500	40,429
5.303%, 08/15/2024	60,020	59,897
5.290%, 08/20/2024	33,000	32,908
5.279%, 08/22/2024	66,500	66,296
10.025%, 08/27/2024	27,000	26,897
5.306%, 09/05/2024	30,005	29,851
5.301%, 09/10/2024	18,750	18,641
5.312%, 09/17/2024	15,000	14,897
5.298%, 09/24/2024	500	496
5.285%, 10/10/2024	15,787	15,628
5.312%, 10/15/2024	7,150	7,072
5.264%, 10/17/2024	2,100	2,077
5.298%, 10/24/2024	6,822	6,740
5.314%, 10/31/2024	20,730	20,460
5.293%, 11/05/2024	21,550	21,251
5.220%, 11/19/2024	18,727	18,433
5.299%, 11/21/2024	19,295	18,985
5.310%, 11/29/2024	14,900	14,643
0.000%, 12/03/2024	3,651	3,590
5.292%, 12/05/2024	19,700	19,345
5.303%, 12/12/2024	3,170	3,110
5.288%, 12/19/2024	13,070	12,808
5.023%, 12/26/2024	20,333	19,931
5.214%, 01/09/2025	6,824	6,669
4.803%, 01/23/2025	10,387	10,156
0.000%, 01/30/2025	5,600	5,460
5.017%, 07/10/2025	8,000	7,636
U.S. Treasury Notes
5.353%, USBMMY3M + 0.140%, 10/31/2024 (B)	60,000	60,005
2.750%, 02/28/2025	497	491
1.125%, 02/28/2025	479	469
5.338%, USBMMY3M + 0.125%, 07/31/2025 (B)	6,790	6,786
5.383%, USBMMY3M + 0.170%, 10/31/2025 (B)	14,089	14,083
5.458%, USBMMY3M + 0.245%, 01/31/2026 (B)	785	785
5.363%, USBMMY3M + 0.150%, 04/30/2026 (B)	11,300	11,302

Total U.S. Treasury Obligations
(Cost $675,034) ($ Thousands)		675,034

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.0%
FFCB
5.440%, SOFRRATE + 0.090%, 08/26/2024 (B)	$18,510	$18,510
5.435%, SOFRRATE + 0.085%, 09/23/2024 (B)	6,500	6,500
5.490%, SOFRRATE + 0.140%, 11/07/2024 (B)	11,180	11,180
5.125%, 12/04/2024	3,224	3,223
5.520%, SOFRRATE + 0.170%, 01/23/2025 (B)	3,245	3,245
5.490%, SOFRRATE + 0.140%, 05/27/2025 (B)	12,935	12,935
5.400%, SOFRRATE + 0.050%, 06/20/2025 (B)	426	426
5.420%, SOFRRATE + 0.070%, 11/17/2025 (B)	1,500	1,500
5.450%, SOFRRATE + 0.100%, 06/24/2026 (B)	700	700
5.450%, SOFRRATE + 0.100%, 06/26/2026 (B)	1,600	1,600
FFCB DN (A)
0.000%, 09/19/2024	5,070	5,034
0.000%, 12/02/2024	11,385	11,200
FHLB
5.350%, SOFRRATE + 0.000%, 08/23/2024 (B)	3,500	3,500
5.350%, SOFRRATE + 0.000%, 08/27/2024 (B)	500	500
5.350%, SOFRRATE + 0.000%, 08/29/2024 (B)	1,315	1,315
5.350%, SOFRRATE + 0.000%, 09/04/2024 (B)	6,370	6,370
5.350%, SOFRRATE + 0.000%, 09/09/2024 (B)	3,250	3,250
5.350%, SOFRRATE + 0.000%, 09/17/2024 (B)	900	900
5.350%, SOFRRATE + 0.000%, 09/23/2024 (B)	1,900	1,900
5.360%, SOFRRATE + 0.010%, 10/02/2024 (B)	7,000	7,000
5.355%, SOFRRATE + 0.005%, 10/16/2024 (B)	1,500	1,500
5.355%, SOFRRATE + 0.005%, 10/22/2024 (B)	3,800	3,800
5.355%, SOFRRATE + 0.005%, 10/24/2024 (B)	2,400	2,400
5.355%, SOFRRATE + 0.005%, 11/06/2024 (B)	1,465	1,465
5.355%, SOFRRATE + 0.005%, 11/07/2024 (B)	1,500	1,500
5.355%, SOFRRATE + 0.005%, 11/12/2024 (B)	1,465	1,465
5.360%, SOFRRATE + 0.010%, 11/18/2024 (B)	2,500	2,500

SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.355%, SOFRRATE + 0.005%, 11/18/2024 (B)	$1,700	$1,700
5.360%, SOFRRATE + 0.010%, 11/21/2024 (B)	600	600
5.350%, SOFRRATE + 0.000%, 12/11/2024 (B)	1,200	1,200
5.350%, SOFRRATE + 0.000%, 12/16/2024 (B)	7,000	7,000
5.355%, SOFRRATE + 0.005%, 01/13/2025 (B)	8,400	8,400
5.350%, SOFRRATE + 0.000%, 02/03/2025 (B)	4,600	4,600
5.355%, SOFRRATE + 0.005%, 02/25/2025 (B)	1,500	1,500
5.355%, SOFRRATE + 0.005%, 02/27/2025 (B)	2,600	2,600
5.510%, SOFRRATE + 0.160%, 07/21/2025 (B)	15,440	15,440
5.450%, SOFRRATE + 0.100%, 06/26/2026 (B)	4,455	4,455
FHLB DN (A)
0.000%, 08/02/2024	25,800	25,797
0.000%, 08/09/2024	50,000	49,942
0.000%, 08/21/2024	30,000	29,912
0.000%, 09/03/2024	2,397	2,386
0.000%, 10/04/2024	15,000	14,872
0.000%, 11/01/2024	23,754	23,451
0.000%, 11/04/2024	2,454	2,422
0.000%, 11/12/2024	2,458	2,425
0.000%, 11/26/2024	14,910	14,681
0.000%, 12/30/2024	6,985	6,851
0.000%, 01/27/2025	17,371	16,971
0.000%, 02/10/2025	6,773	6,600

Total U.S. Government Agency Obligations
(Cost $359,223) ($ Thousands)		359,223

Total Investments — 100.8%
(Cost $1,034,257) ($ Thousands)		$1,034,257

Percentages are based on a Net Assets of $1,025,768 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 106.6%
U.S. Cash Management Bill
5.267%, 09/19/2024	$2,029	$2,014
U.S. Treasury Bill (A)
5.199%, 08/01/2024	24,949	24,949
5.293%, 08/06/2024	21,809	21,793
5.295%, 08/13/2024	17,700	17,669
5.291%, 08/20/2024	21,250	21,191
5.312%, 08/27/2024	18,155	18,086
5.298%, 08/29/2024	5,000	4,980
5.302%, 09/05/2024	40,120	39,915
5.299%, 09/10/2024	19,000	18,889
0.644%, 09/12/2024	27,437	27,269
5.307%, 09/17/2024	32,635	32,411
5.303%, 09/24/2024	29,000	28,771
5.284%, 10/10/2024	6,191	6,128
5.312%, 10/15/2024	2,760	2,730
5.264%, 10/17/2024	800	791
5.298%, 10/24/2024	3,187	3,149
5.303%, 10/31/2024	7,300	7,205
5.294%, 11/05/2024	8,165	8,052
5.219%, 11/19/2024	7,167	7,055
5.299%, 11/21/2024	7,855	7,729
5.309%, 11/29/2024	6,200	6,093
0.000%, 12/03/2024	1,448	1,423
5.291%, 12/05/2024	7,800	7,659
5.303%, 12/12/2024	1,230	1,207
5.288%, 12/19/2024	5,045	4,944
5.087%, 12/26/2024	5,999	5,879
5.214%, 01/09/2025	2,602	2,543
4.803%, 01/23/2025	2,277	2,226
0.000%, 01/30/2025	2,200	2,145
4.929%, 02/20/2025	4,940	4,809
5.055%, 03/20/2025	536	519
5.017%, 07/10/2025	3,250	3,102
U.S. Treasury Bill - WI Post Auction
5.319%, 09/03/2024	14,000	13,932
U.S. Treasury Notes
5.353%, USBMMY3M + 0.140%, 10/31/2024 (B)	26,345	26,344
1.000%, 12/15/2024	305	301
2.250%, 12/31/2024	1,150	1,137
5.413%, USBMMY3M + 0.200%, 01/31/2025 (B)	14,375	14,376
2.750%, 02/28/2025	114	113
1.125%, 02/28/2025	112	110
3.875%, 03/31/2025	90	89
5.382%, USBMMY3M + 0.169%, 04/30/2025 (B)	7,000	7,000
5.338%, USBMMY3M + 0.125%, 07/31/2025 (B)	1,690	1,689
5.383%, USBMMY3M + 0.170%, 10/31/2025 (B)	8,328	8,326

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.458%, USBMMY3M + 0.245%, 01/31/2026 (B)	$5,665	$5,665
5.363%, USBMMY3M + 0.150%, 04/30/2026 (B)	4,600	4,601

Total U.S. Treasury Obligations
(Cost $427,008) ($ Thousands)		427,008

Total Investments — 106.6%
(Cost $427,008) ($ Thousands)		$427,008

Percentages are based on a Net Assets of $400,744 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 36.2%
Automotive — 24.2%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$311	$312
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	421	424
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	19	19
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	61	61
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	145	144
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	500	485
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	492	472
AmeriCredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	161	161
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	110	111
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	135	135
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,025	1,032
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (A)	385	379
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	150	145
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	615	609
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	146	146
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	190	190
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	371	373
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	570	574
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	$67	$67
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	1,180	1,188
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	109	109
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	1,060	1,060
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	1,000	1,001
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	88	88
CarMax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	42	42
CarMax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	83	83
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	897	876
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	87	87
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	300	299
CarMax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	379	379
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	501	502
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	311	312
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	550	550
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	205	206
CarMax Auto Owner Trust, Ser 2024-3, Cl A2A
5.210%, 09/15/2027	1,000	1,001
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	145	146
CarMax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	1,045	1,047

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	$261	$250
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	42	40
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	105	99
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	136	136
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	49	49
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	224	224
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	96	96
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	227	227
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	124	124
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	131	130
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.682%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	34	34
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	281	282
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	305	306
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	287	288
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	298	298
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	27	27
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	115	115
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	47	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	$159	$159
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	90	90
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	550	559
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	102	101
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	114	114
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	142	143
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	22	22
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	276	274
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	43	43
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	178	178
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	153	153
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	340	341
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	893	906
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	245	246
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	180	181
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	66	66
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	18	18
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	240	240
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	36	35

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	$125	$124
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	305	305
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	319	315
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	353	355
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	129	129
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	185	185
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	310	310
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	480	475
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	1,400	1,375
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	57	57
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	232	232
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	661	662
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	38	38
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	930	930
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	233	235
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	167	167
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	175	175
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	525	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	$153	$153
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	433	433
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	163	163
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	240	239
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	783	783
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (A)	238	238
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	602	603
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	252	252
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (A)	9	9
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	80	79
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	107	107
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	659	659
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (A)	730	731
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	94	92
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	265	270
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	224	223
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	175	172
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	92	92
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	495	494

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	$104	$103
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	408	409
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	972	978
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	218	216
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,360	1,358
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	659	661
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	164	164
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	111	111
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	380	382
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	585	571
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	825	819
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	15	15
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	33	33
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	105	105
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	400	400
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	550	545
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	658	661
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	545	546

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	$94	$94
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	153	153
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	117	117
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	228	228
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	453	453
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	395	395
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	22	22
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	133	133
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	696	697
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	213	210
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	79	79
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	192	192
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	715	716
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	496	497
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	460	462
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	480	485
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	847	849
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	830	831

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	$489	$490
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	420	426
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	80	79
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	180	180
		50,001

Credit Card — 0.4%

Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	130	130
CARDS II Trust, Ser 2024-1A, Cl A
6.049%, SOFRRATE + 0.680%, 07/16/2029 (A)(B)	410	410
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	340	335
		875

Miscellaneous Business Services — 11.6%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	20	20
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	9	9
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	265	266
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	243	244
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	115
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	99	99
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	655	657
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.381%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	425	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.554%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	$268	$269
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
6.494%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	262	263
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	111	101
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	183	185
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.513%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	210	210
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	117	116
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	29	29
Carbone CLO, Ser 2017-1A, Cl A1
6.684%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	155	155
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.517%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	339	339
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.524%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	283	283
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	260	261
CIFC Funding, Ser 2017-1A, Cl ARR
6.654%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	194	195
CIFC Funding, Ser 2018-2A, Cl A1
6.584%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	233	234
CIFC Funding, Ser 2018-3A, Cl AR
6.411%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	117	117
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	327	326
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	209	209
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	595	581
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	351	352
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	183	183

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dewolf Park CLO, Ser 2021-1A, Cl AR
6.483%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	$385	$385
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	15	15
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	383	385
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	139	140
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	152	148
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	154	154
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	208	209
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	130	130
Dryden 58 Clo, Ser 2018-58A, Cl A1
6.547%, TSFR3M + 1.262%, 07/17/2031 (A)(B)	407	407
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	10	10
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	445	425
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	396	398
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	484	483
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	850	850
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	53	51
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	355	355
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	230	231
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	740	741
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	118	118
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	604	604
KKR CLO, Ser 2017-11, Cl AR
6.743%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	194	194
KKR CLO, Ser 2018-21, Cl A
6.563%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	338	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	$480	$481
LCM XXIII, Ser 2020-23A, Cl A1R
6.614%, TSFR3M + 1.332%, 10/20/2029 (A)(B)	55	55
LCM XXIV, Ser 2021-24A, Cl AR
6.524%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	133	133
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	423	423
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.544%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	350	351
Madison Park Funding XXX, Ser 2018-30A, Cl A
6.313%, TSFR3M + 1.012%, 04/15/2029 (A)(B)	470	470
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	45	45
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	70	70
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	94	94
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	250	241
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	53	51
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	254	254
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	995	994
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	309	286
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	388	347
Neuberger Berman Loan Advisers CLO, Ser 2021-26A, Cl AR
6.461%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	479	479
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
6.723%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	750
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	35	35

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2018-5A, Cl A1R
6.621%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	$80	$80
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	22	22
OZLM VIII, Ser 2021-8A, Cl A1R3
6.527%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	91	91
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.363%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	267	267
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (A)	700	698
PFS Financing, Ser 2021-B, Cl B
1.090%, 08/15/2026 (A)	400	399
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	475	469
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	50	50
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	413	417
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	98	97
Symphony Static CLO I, Ser 2021-1A, Cl A
6.376%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	252	252
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	685	675
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,325	1,324
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	174	175
Voya CLO, Ser 2018-2A, Cl A1R
6.516%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	230	230
Voya CLO, Ser 2020-2A, Cl A1RR
6.567%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	103	103
		23,923

Total Asset-Backed Securities
(Cost $74,607) ($ Thousands)		74,799

CORPORATE OBLIGATIONS — 32.2%
Communication Services — 1.7%
AT&T
5.539%, 02/20/2026	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charter Communications Operating LLC
6.150%, 11/10/2026	$425	$433
T-Mobile USA
3.500%, 04/15/2025	1,360	1,341
Verizon Communications
3.500%, 11/01/2024	1,380	1,373

		3,447

Consumer Discretionary — 3.3%
AutoZone
5.050%, 07/15/2026	450	452
Daimler Truck Finance North America LLC
6.125%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	600	601
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,202
General Motors
6.125%, 10/01/2025	1,065	1,076
General Motors Financial
6.004%, SOFRRATE + 0.620%, 10/15/2024 (B)	750	751
Home Depot
5.709%, SOFRRATE + 0.330%, 12/24/2025 (B)	1,045	1,047
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	253
5.450%, 06/24/2026 (A)	275	277
1.000%, 09/17/2024 (A)	730	726
O'Reilly Automotive
5.750%, 11/20/2026	210	214
Tapestry
7.050%, 11/27/2025	150	153

		6,752

Consumer Staples — 0.5%
Element Fleet Management
5.643%, 03/13/2027 (A)	290	294
JDE Peet's
0.800%, 09/24/2024 (A)	500	496
Kenvue
5.500%, 03/22/2025	275	275

		1,065

Energy — 1.4%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	56
Devon Energy
5.250%, 09/15/2024	770	769
Occidental Petroleum
5.875%, 09/01/2025	375	377
ONEOK
5.550%, 11/01/2026	450	456

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ovintiv
5.650%, 05/15/2025	$400	$400
Western Midstream Operating
3.100%, 02/01/2025	400	395
Williams
5.400%, 03/02/2026	485	488

		2,941

Financials — 15.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	307
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (B)	275	275
3.950%, 08/01/2025	325	321
Ares Capital
7.000%, 01/15/2027	250	258
Athene Global Funding
5.684%, 02/23/2026 (A)	170	171
5.349%, 07/09/2027 (A)	270	273
Bank of America
5.650%, 08/18/2025	325	327
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	275
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	1,615	1,560
Bank of Montreal MTN
5.997%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	676
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	350
4.524%, 07/13/2025 (A)	250	248
Barclays PLC
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	235	230
BPCE
5.203%, 01/18/2027 (A)	300	302
5.029%, 01/15/2025 (A)	345	344
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	243
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	249
Citigroup
6.080%, SOFRRATE + 0.694%, 01/25/2026 (B)	350	350
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,395	1,401
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Bank of Australia
5.897%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	$425	$425
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	251
Corebridge Financial
3.500%, 04/04/2025	230	227
Corebridge Global Funding
5.750%, 07/02/2026 (A)	180	182
Credit Agricole
5.589%, 07/05/2026 (A)	420	425
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	350	351
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	309
Deutsche Bank NY
6.587%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	549
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	300	302
Fifth Third Bank
5.852%, SOFRINDX + 1.230%, 10/27/2025 (B)	470	470
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	325	327
Goldman Sachs Group
5.875%, SOFRRATE + 0.500%, 09/10/2024 (B)	250	250
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	1,535	1,542
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	308
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	1,605	1,590
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	202
Macquarie Group MTN
6.094%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	425	425
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	301
4.650%, 01/27/2026	460	456
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	275
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	1,610	1,600

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Bank
5.479%, 07/16/2025	$375	$376
4.754%, 04/21/2026	250	250
National Bank of Canada
0.750%, 08/06/2024	325	325
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	258
NatWest Markets PLC
5.895%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	490	490
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	254
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	181
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	200	201
5.671%, SOFRINDX + 1.090%, 10/28/2025 (B)	425	425
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	91
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	236
Royal Bank of Canada
4.784%, 12/12/2025 (A)	1,030	1,030
Societe Generale
6.435%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	425	425
4.351%, 06/13/2025 (A)	500	496
Standard Chartered PLC
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	300	302
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	354
Sumitomo Mitsui Trust Bank MTN
5.816%, SOFRRATE + 0.440%, 09/16/2024 (A)(B)	500	500
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	1,215	1,201
Toronto-Dominion Bank MTN
5.965%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	425
5.725%, SOFRRATE + 0.350%, 09/10/2024 (B)	500	500
3.766%, 06/06/2025	1,020	1,009
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	710	702
UBS
4.750%, 08/09/2024	250	250
0.700%, 08/09/2024 (A)	400	400
US Bank
2.050%, 01/21/2025	995	980

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	$1,410	$1,399
Wells Fargo Bank
5.550%, 08/01/2025	325	327
4.811%, 01/15/2026	350	350

		32,913

Health Care — 3.6%
AbbVie
2.600%, 11/21/2024	1,335	1,324
Amgen
5.250%, 03/02/2025	275	275
Baxter International
5.814%, SOFRINDX + 0.440%, 11/29/2024 (B)	425	425
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	204
CVS Health
5.000%, 02/20/2026	275	275
GE HealthCare Technologies
5.550%, 11/15/2024	1,660	1,659
HCA
5.250%, 04/15/2025	1,075	1,073
Humana
5.700%, 03/13/2026	275	275
Illumina
5.800%, 12/12/2025	300	302
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,280	1,276
Solventum
5.450%, 02/25/2027 (A)	225	227

		7,315

Industrials — 1.5%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	256
1.650%, 10/29/2024	1,655	1,639
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	450	450
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	252
Sodexo
1.634%, 04/16/2026 (A)	500	471

		3,068

Information Technology — 1.4%
Cisco Systems
4.900%, 02/26/2026	1,025	1,030
Hewlett Packard Enterprise
5.900%, 10/01/2024	1,225	1,225

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TD SYNNEX
1.250%, 08/09/2024	$650	$649

		2,904

Materials — 0.5%
International Flavors & Fragrances
1.230%, 10/01/2025 (A)	375	358
Newmont
5.300%, 03/15/2026 (A)	560	563
Nutrien
5.900%, 11/07/2024	175	175

		1,096

Utilities — 2.4%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	264
American Electric Power
5.699%, 08/15/2025	350	351
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	225	226
Edison International
3.550%, 11/15/2024	275	273
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	201
5.749%, 09/01/2025	225	226
4.255%, 09/01/2024	1,300	1,298
Sempra
5.400%, 08/01/2026	370	373
Southern California Edison
5.350%, 03/01/2026	1,315	1,323
Spire
5.300%, 03/01/2026	400	402

		4,937

Total Corporate Obligations
(Cost $66,250) ($ Thousands)		66,438

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bill
5.310%, 09/10/2024 (C)	4,500	4,474
5.240%, 09/26/2024	375	372
5.224%, 11/19/2024 (C)	2,050	2,018
5.203%, 11/26/2024 (C)	2,050	2,016
5.198%, 04/17/2025 (C)	1,125	1,087
U.S. Treasury Notes
4.250%, 05/31/2025	4,200	4,178
4.000%, 12/15/2025	7,215	7,165
3.875%, 03/31/2025	915	909
2.875%, 06/15/2025 (D)	2,000	1,967
1.250%, 12/31/2026	1,575	1,471
0.500%, 02/28/2026	1,135	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$4,480	$4,259

Total U.S. Treasury Obligations
(Cost $30,958) ($ Thousands)		30,983

MORTGAGE-BACKED SECURITIES — 14.4%
Agency Mortgage-Backed Obligations — 4.1%
FHLMC
7.060%, H15T1Y + 2.152%, 02/01/2030(B)	1	1
4.320%, 03/21/2025	650	647
4.050% 07/21/2025 to 08/28/2025	2,540	2,517
4.000%, 02/28/2025	300	298
3.000%, 03/01/2030	56	55
2.250%, 03/25/2025	1,775	1,741
FHLMC Multifamily Structured Pass-Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	294
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	302	298
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	81	79
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
6.000%, 01/01/2027	2	2
3.500%, 08/01/2030 to 08/01/2032	252	245
3.000%, 10/01/2030 to 12/01/2030	368	354
2.885%, 01/01/2025	90	89
FNMA REMIC, Ser 2001-33, Cl FA
5.912%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	79	74
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	83	82
FNMA, Ser 2017-M13, Cl FA
5.848%, SOFR30A + 0.514%, 10/25/2024(B)	19	18
FNMA, Ser M13, Cl A2
2.700%, 06/25/2025(B)	199	195
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	1,450	1,414

		8,407
Non-Agency Mortgage-Backed Obligations — 10.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
5.112%, TSFR1M + 0.794%, 01/25/2035(B)	16	16

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	$21	$20
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	115	107
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	126	117
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	68	64
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	50	46
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	199	170
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	191	162
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	76	71
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
6.199%, 07/25/2035(B)	19	18
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.070%, 11/25/2035(B)	3	3
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	60	59
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
5.207%, 06/25/2035(B)	9	8
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
6.519%, 08/25/2035(B)	22	21
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	299
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.252%, 09/15/2054(B)	316	315
BPR Trust, Ser 2021-TY, Cl A
6.494%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	952
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	46	44
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	89	80
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	67	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	$156	$142
BSPRT, Ser 2022-FL8, Cl A
6.837%, SOFR30A + 1.500%, 02/15/2037(A)(B)	408	407
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	42	40
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(A)	43	42
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
6.314%, TSFR1M + 0.984%, 06/15/2038(A)(B)	548	541
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.096%, TSFR1M + 0.767%, 05/15/2038(A)(B)	249	246
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.143%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	271
BX Trust, Ser 2021-LGCY, Cl A
5.950%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	588
BX Trust, Ser 2022-LBA6, Cl A
6.329%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	370
BX, Ser 2021-MFM1, Cl B
6.394%, TSFR1M + 1.064%, 01/15/2034(A)(B)	421	416
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	313	306
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.547%, SOFR30A + 1.200%, 02/25/2050(A)(B)	233	228
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	94	93
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	195	192
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	119	117
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.989%, 09/25/2034(B)	5	5
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.437%, 03/25/2036(B)	33	25

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.207%, 02/25/2058(A)(B)	$78	$76
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
6.004%, TSFR1M + 0.654%, 02/25/2035(B)	3	3
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	100	89
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	77	70
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	26	25
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	163	138
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	238	196
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	68	60
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	416	345
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	394	331
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	182	149
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	45	42
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	67	59
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	15	15
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	32	30
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	38	32
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	122	101
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.145%, TSFR1M + 0.815%, 11/15/2038(A)(B)	529	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.824%, TSFR1M + 1.494%, 07/15/2038(A)(B)	$227	$225
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.362%, SOFR30A + 6.014%, 10/25/2028(B)	146	153
FREMF Mortgage Trust, Ser K45, Cl B
3.600%, 04/25/2048(A)(B)	230	227
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(E)	47	45
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	177	167
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	92	79
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	593	488
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.643%, 11/19/2035(B)	63	51
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	32	32
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	316	309
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
6.642%, 07/25/2035(B)	68	36
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.391%, 05/25/2037(B)	56	31
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.224%, TSFR1M + 0.874%, 01/25/2035(B)	10	9
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.984%, TSFR1M + 0.634%, 04/25/2035(B)	12	11
Impac CMB Trust, Ser 2005-3, Cl A1
5.944%, TSFR1M + 0.594%, 08/25/2035(B)	15	13
Impac CMB Trust, Ser 2005-5, Cl A1
6.104%, TSFR1M + 0.434%, 08/25/2035(B)	9	9
Impac CMB Trust, Ser 2005-8, Cl 1A
5.984%, TSFR1M + 0.634%, 02/25/2036(B)	31	28
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	247	212
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	187	155

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	$196	$165
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl ASB
3.733%, 01/15/2049	154	152
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	3	2
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	42	41
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.039%, 08/25/2035(B)	11	9
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.636%, 05/25/2037(B)	26	22
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.720%, 10/25/2029(A)(B)	572	549
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.214%, TSFR1M + 0.864%, 04/25/2046(A)(B)	68	66
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	257	250
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.923%, 06/25/2037(B)	33	19
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	46	44
MF1, Ser 2022-FL8, Cl A
6.691%, TSFR1M + 1.350%, 02/19/2037(A)(B)	387	385
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	38	37
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	52	48
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	74	70
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	108	99
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	148	129
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.544%, TSFR1M + 1.215%, 04/15/2038(A)(B)	562	556
MHP, Ser 2021-STOR, Cl A
6.144%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2022-MHIL, Cl A
6.143%, TSFR1M + 0.815%, 01/15/2027(A)(B)	$187	$184
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	229	227
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	26	26
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	167	162
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	674	654
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	95	90
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	28	28
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	377	376
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	77	75
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	138	134
MortgageIT Trust, Ser 2005-5, Cl A1
5.984%, TSFR1M + 0.634%, 12/25/2035(B)	24	23
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	76	73
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	172	165
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.824%, 09/25/2057(A)(B)	84	79
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	27	25
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	43	41
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	58	54
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	298	254

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
6.114%, TSFR1M + 0.764%, 06/25/2057(A)(B)	$12	$12
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	434	362
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.804%, TSFR3M + 0.220%, 11/15/2038(A)(B)	38	37
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(E)	93	84
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	18	17
RFMSI Trust, Ser 2007-SA3, Cl 2A1
5.376%, 07/27/2037(B)	40	30
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
6.000%, TSFR1M + 0.654%, 01/20/2035(B)	4	4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	5	5
SREIT Trust, Ser 2021-MFP, Cl B
6.523%, TSFR1M + 1.194%, 11/15/2038(A)(B)	455	447
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	101	92
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	12	11
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	25	23
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	43	40
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	225	190
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	103	99
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.064%, TSFR1M + 0.714%, 02/25/2057(A)(B)	46	47
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	39	38
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	21	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	$118	$115
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	439	415
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	159	139
TTAN, Ser 2021-MHC, Cl B
6.544%, TSFR1M + 1.214%, 03/15/2038(A)(B)	212	210
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	529	517
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(E)	22	21
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	33	32
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(A)(E)	17	16
Verus Securitization Trust, Ser 2020-4, Cl A1
2.502%, 05/25/2065(A)(E)	52	50
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	173	153
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	87	77
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	108	96
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	133	124
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	164	149
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	87	79
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.577%, 03/25/2036(B)	44	39
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	118	116
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	60	59
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	113	111
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	90	88

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	$149	$145
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	221	216
Wells Fargo Commercial Mortgage Trust, Ser NXS6, Cl ASB
2.827%, 11/15/2049	186	183

		21,401
Total Mortgage-Backed Securities
(Cost $31,102) ($ Thousands)		29,808

MUNICIPAL BONDS — 0.6%
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	410	408

Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	880	884

Total Municipal Bonds
(Cost $1,288) ($ Thousands)		1,292

COMMERCIAL PAPER — 0.6%
Financials — 0.6%
Brookfield Corporate Treasury
5.632%, 08/02/2024 (A)(C)	1,200	1,200

Total Commercial Paper
(Cost $1,200) ($ Thousands)		1,200

Total Investments in Securities — 99.0%
(Cost $205,405) ($ Thousands)		$204,520

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	5	Sep-2024	$1,018	$1,027	$9

Short Contracts
U.S. 10-Year Treasury Note	(15)	Sep-2024	$(1,635)	$(1,677)	$(42)
			$(617)	$(650)	$(33)

For the six months ended July 31, 2024, the average futures contracts long and short were $1,021 and $(1,966), respectively.

Percentages are based on Net Assets of $206,671 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2024, the value of these securities amounted to $86,332 ($ Thousands), representing 41.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2024 was $79 ($ Thousands).
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	74,799	–	74,799
Corporate Obligations	–	66,438	–	66,438
U.S. Treasury Obligations	–	30,983	–	30,983
Mortgage-Backed Securities	–	29,808	–	29,808
Municipal Bonds	–	1,292	–	1,292
Commercial Paper	–	1,200	–	1,200
Total Investments in Securities	–	204,520	–	204,520

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	9	–	–	9
Unrealized Depreciation	(42)	–	–	(42)
Total Other Financial Instruments	(33)	–	–	(33)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 77.5%
Agency Mortgage-Backed Obligations — 77.5%
FHLMC
6.656%, H15T1Y + 2.241%, 04/01/2029(A)	$1	$1
6.500%, 11/01/2053	1,709	1,764
6.000%, 12/01/2052 to 03/01/2053	2,377	2,426
5.500%, 02/01/2053	2,734	2,745
4.500%, 09/01/2024 to 12/01/2039	744	739
4.000%, 01/01/2033 to 07/01/2049	4,418	4,323
3.500%, 01/01/2029 to 05/01/2035	11,198	10,923
3.000%, 12/01/2031 to 12/01/2046	8,259	7,649
2.500%, 06/01/2030 to 02/01/2032	3,177	3,016
2.000%, 05/01/2036 to 06/01/2036	2,441	2,202
1.500%, 09/01/2041	524	433
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	873	865
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	966	947
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.742%, 06/25/2027(A)	17,402	297
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.590%, 01/25/2030(A)	12,209	877
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.580%, 01/25/2031(A)	13,524	403
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.514%, 03/25/2031(A)	10,135	273
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,650	408
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,416
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K514, Cl A2
4.572%, 12/25/2028	4,600	4,615
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,544
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,848
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.627%, 10/25/2026(A)	22,843	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.773%, 03/25/2028(A)	$7,531	$138
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.941%, SOFR30A + 0.604%, 02/25/2026(A)	2,324	2,327
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.931%, SOFR30A + 0.594%, 04/25/2026(A)	3,603	3,606
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.951%, SOFR30A + 0.614%, 10/25/2026(A)	2,372	2,370
FHLMC REMIC, Ser 2003-2571, Cl FY
6.202%, SOFR30A + 0.864%, 12/15/2032(A)	1,428	1,436
FHLMC REMIC, Ser 2006-3148, Cl CF
5.852%, SOFR30A + 0.514%, 02/15/2034(A)	63	62
FHLMC REMIC, Ser 2006-3153, Cl FX
5.802%, SOFR30A + 0.464%, 05/15/2036(A)	47	47
FHLMC REMIC, Ser 2006-3174, Cl FA
5.752%, SOFR30A + 0.414%, 04/15/2036(A)	944	933
FHLMC REMIC, Ser 2006-3219, Cl EF
5.852%, SOFR30A + 0.514%, 04/15/2032(A)	1,389	1,378
FHLMC REMIC, Ser 2007-3339, Cl HF
5.972%, SOFR30A + 0.634%, 07/15/2037(A)	1,400	1,388
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	562	558
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,255	1,224
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	2,827	2,794
FHLMC REMIC, Ser 2011-3788, Cl FA
5.982%, SOFR30A + 0.644%, 01/15/2041(A)	1,955	1,939
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	8,851	8,657
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	63	2
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	48	1
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	48	1
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,874
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,021	897

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	$596	$568
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	622	593
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	114	2
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	107	3
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	292	23
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	117	3
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	121	4
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	313	11
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	181	6
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	67	2
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	814	760
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,914
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	330	8
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,031	4,831
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	1,419	1,367
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	670	633
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	935	881
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	278	17
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,798	1,731
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	435	63
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	400	382
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	2,378	2,299
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,629	1,574
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	2,106	2,051
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,249
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	541	510

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	$4,952	$4,423
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	555	114
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,763	254
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,830	547
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,537	519
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,262	1,011
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	2,435	2,229
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	6,174	5,252
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,199	450
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,794	570
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,352	526
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,125	1,847
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,596	626
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,728	2,553
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	5,556	5,267
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	1,145	1,128
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,763	653
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	3,319	3,109
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,470	3,222
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,824	1,731
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	3,546	3,350
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	5,994	5,650
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	882	802

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	$4,537	$4,205
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	592	532
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	7,544	6,709
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,309	1,149
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	169	179
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	376	12
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,577	255
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	4,360	3,847
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,829	525
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,540	581
FNMA
7.000%, 06/01/2037	2	2
6.500%, 05/01/2026 to 11/01/2053	2,912	3,005
6.256%, H15T1Y + 2.165%, 08/01/2029(A)	19	19
6.000%, 07/01/2038 to 05/01/2053	15,493	15,792
5.500%, 06/01/2038 to 06/01/2053	5,887	5,907
5.170%, 02/01/2029	3,325	3,414
5.065%, 12/01/2028	2,440	2,499
4.820%, 04/01/2029	2,595	2,637
4.500%, 04/01/2026 to 08/01/2044	5,634	5,621
4.460%, 05/01/2028	1,714	1,712
4.390%, 04/01/2029	2,862	2,857
4.190%, 04/01/2028	1,825	1,807
4.125%, 06/01/2028	1,087	1,075
4.030%, 06/01/2028	1,430	1,406
4.000%, 05/01/2026 to 08/01/2051	3,884	3,796
3.980%, 07/01/2028	2,336	2,291
3.500%, 10/01/2027 to 02/01/2045	33,942	33,106
3.000%, 09/01/2027 to 11/01/2036	10,495	9,996
2.960%, 01/01/2027	1,117	1,078
2.500%, 01/01/2028 to 09/01/2036	18,833	17,960
2.000%, 05/01/2036 to 12/01/2036	6,114	5,515
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	678	594
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	107	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	$1,683	$337
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,339	570
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	4,207	666
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,658	560
FNMA or FHLMC TBA
7.000%, 08/15/2054	7,795	8,057
FNMA REMIC, Ser 2002-53, Cl FK
5.862%, SOFR30A + 0.514%, 04/25/2032(A)	30	29
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	687	695
FNMA REMIC, Ser 2006-76, Cl QF
5.862%, SOFR30A + 0.514%, 08/25/2036(A)	160	158
FNMA REMIC, Ser 2006-79, Cl DF
5.812%, SOFR30A + 0.464%, 08/25/2036(A)	124	123
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	162	168
FNMA REMIC, Ser 2007-64, Cl FB
5.832%, SOFR30A + 0.484%, 07/25/2037(A)	1,059	1,051
FNMA REMIC, Ser 2008-16, Cl FA
6.162%, SOFR30A + 0.814%, 03/25/2038(A)	411	410
FNMA REMIC, Ser 2009-110, Cl FD
6.212%, SOFR30A + 0.864%, 01/25/2040(A)	2,055	2,056
FNMA REMIC, Ser 2009-112, Cl FM
6.212%, SOFR30A + 0.864%, 01/25/2040(A)	1,324	1,325
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	828	823
FNMA REMIC, Ser 2009-82, Cl FC
6.382%, SOFR30A + 1.034%, 10/25/2039(A)	1,609	1,622
FNMA REMIC, Ser 2009-82, Cl FD
6.312%, SOFR30A + 0.964%, 10/25/2039(A)	1,608	1,616
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	420	417
FNMA REMIC, Ser 2010-56, Cl AF
5.658%, SOFR30A + 0.664%, 06/25/2040(A)	1,360	1,329
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	3,562	3,468
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	714	684

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	$242	$8
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,832	1,758
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,394	2,032
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	969	71
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	880	23
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.537%, 05/25/2042(A)	22	2
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	132	4
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	16	–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	153	4
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	218	4
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	694	55
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	947	901
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	267	255
FNMA REMIC, Ser 2013-121, Cl FA
5.862%, SOFR30A + 0.514%, 12/25/2043(A)	9,380	9,258
FNMA REMIC, Ser 2013-130, Cl FQ
5.662%, SOFR30A + 0.314%, 06/25/2041(A)	1,534	1,517
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	639	608
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	1,098	1,046
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	543	517
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	5,661	5,601
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.765%, 08/25/2044(A)	685	43
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.653%, 04/25/2055(A)	545	28
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	463	449
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.643%, 06/25/2055(A)	574	32
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	718	694
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	104	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	$335	$32
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,247	1,192
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	90	2
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,967	303
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	361	339
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	410	74
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,606	1,502
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,270	1,220
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,662	301
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,451	1,399
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	7,616	7,373
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,075	1,944
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	10,197	9,953
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	2,037	2,009
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	707	657
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,621	100
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,543	215
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,639	605
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,991	610
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,459	1,257
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,571	506
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,582	474
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	3,200	657
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,716	631
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,623	636
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,850	627

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	$4,356	$652
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,811	630
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	5,483	5,374
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	2,634	2,608
FNMA REMIC, Ser 2023-45, Cl S, IO
0.688%, 01/25/2048(A)	4,147	494
FNMA REMIC, Ser 2023-57, Cl SC, IO
0.538%, 10/25/2049(A)	3,965	429
FNMA, Ser 2017-M13, Cl FA
5.848%, SOFR30A + 0.514%, 10/25/2024(A)	146	146
FNMA, Ser 2018- M12, Cl FA
5.848%, SOFR30A + 0.514%, 08/25/2025(A)	104	104
FNMA, Ser 2019-M21, Cl X1, IO
1.455%, 05/25/2029(A)	9,867	409
GNMA
6.500%, 12/15/2037 to 02/20/2039	87	90
6.000%, 02/15/2029 to 06/15/2041	384	398
5.500%, 10/15/2034 to 02/15/2041	804	827
5.000%, 09/15/2039 to 04/15/2041	319	323
4.500%, 09/20/2049	1,189	1,161
4.000%, 07/15/2041 to 08/15/2041	48	46
3.500%, 06/20/2046	1,591	1,483
GNMA TBA
2.500% - 6.500%, 08/15/2054	6,394	5,932
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,595	1,605
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,117	219
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	538	102
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	639	620
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,609	255
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	2,090	2,015
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	2,064	2,006
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	969	940
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	954	925
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	192	188
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	1,282	1,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	$109	$2
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,167	1,072
GNMA, Ser 2013-129, Cl AF
5.860%, TSFR1M + 0.514%, 10/20/2039(A)	2,700	2,679
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	787	764
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	4,503	4,328
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	244	238
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	302	42
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	149	4
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	2,425	2,313
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	2,534	2,421
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	4,522	4,344
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	3,551	3,377
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	1,340	1,291
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	2,162	2,059
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	128	25
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	130	124
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	779	722
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,394	1,296
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	40	1
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	23	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	825	160
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	588	89
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	96	1
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	594	571
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	153	4
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	790	102

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	$483	$20
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	769	107
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,113	217
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	397	5
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	895	141
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	192	37
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	238	51
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	764	117
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	941	154
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	499	80
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	437	407
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,335	1,248
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	4,478	4,049
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,312	411
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,541	2,403
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,402	212
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,107	313
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,746	375
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,687	3,047
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	3,048	2,678
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,152	1,123
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,651	2,446
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	4,388	4,264
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	5,002	4,842

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	$10,772	$10,008

		498,926
Total Mortgage-Backed Securities
(Cost $505,779) ($ Thousands)		498,926

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	3,775	3,819
1.375%, 07/15/2033	3,375	3,365
U.S. Treasury Notes
4.375%, 12/15/2026	53,650	53,880
4.000%, 02/15/2026 (B)	45,200	44,891

Total U.S. Treasury Obligations
(Cost $105,879) ($ Thousands)		105,955

REPURCHASE AGREEMENTS(C) — 10.2%
BNP Paribas
5.340%, dated 07/31/2024 to be repurchased on 08/01/2024, repurchase price $33,004,895 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $13,151,863, 2.000% - 7.000%, 06/01/2029 – 07/01/2054; with a total market value $33,660,000)	33,000	33,000
Deutsche Bank
5.340%, dated 07/31/2024 to be repurchased on 08/01/2024, repurchase price $32,904,880 (collateralized by a U.S. Government obligation, par value $33,694,900, 4.000%, 01/31/2031; with total market value $33,558,065)	32,900	32,900

Total Repurchase Agreements
(Cost $65,900) ($ Thousands)		65,900

Total Investments in Securities — 104.2%
(Cost $677,558) ($ Thousands)		$670,781

SEI Daily Income Trust

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,199	Sep-2024	$244,129	$246,235	$2,106
U.S. Long Treasury Bond	13	Sep-2024	1,523	1,570	47
			245,652	247,805	2,153
Short Contracts
U.S. 5-Year Treasury Note	(319)	Sep-2024	$(33,950)	$(34,417)	$(467)
U.S. 10-Year Treasury Note	(892)	Sep-2024	(97,234)	(99,737)	(2,503)
Ultra 10-Year U.S. Treasury Note	(306)	Sep-2024	(34,358)	(35,366)	(1,008)
			(165,542)	(169,520)	(3,978)
			$80,110	$78,285	$(1,825)

For the six months ended July 31, 2024, the average futures contracts long and short were $245,375 and $(186,579), respectively.

Percentages are based on Net Assets of $643,753 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2024 was $3,923 ($ Thousands).
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	498,926	–	498,926
U.S. Treasury Obligations	–	105,955	–	105,955
Repurchase Agreements	–	65,900	–	65,900
Total Investments in Securities	–	670,781	–	670,781

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,153	–	–	2,153
Unrealized Depreciation	(3,978)	–	–	(3,978)
Total Other Financial Instruments	(1,825)	–	–	(1,825)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 97.9%
Agency Mortgage-Backed Obligations — 97.9%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.742%, 06/25/2027(A)	$1,585	$27
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.694%, 04/25/2030(A)	595	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.421%, 07/25/2030(A)	693	46
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.770%, 12/25/2030(A)	1,018	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.471%, 02/25/2036(A)	601	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.627%, 10/25/2026(A)	2,082	22
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	42	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	32	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	70	2
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	71	2
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	81	2
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	84	3
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	118	4
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	175	11
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	96	17
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	133
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	175	157
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	193	18
FNMA
8.000%, 03/01/2027 to 09/01/2028	4	4
7.000%, 09/01/2032	2	2
6.500%, 09/01/2032	13	14
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	13	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	116	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	$16	$–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	92	2
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	68	5
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	206	9
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.653%, 04/25/2055(A)	68	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	12	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	51	9
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	63
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	211	198
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA, Ser 2019-M21, Cl X1, IO
1.455%, 05/25/2029(A)	912	38
FNMA, Ser 2020-M2, Cl X, IO
0.297%, 01/25/2030(A)	788	8
GNMA
8.000%, 07/15/2026 to 03/15/2032	32	32
7.500%, 02/15/2027 to 10/15/2035	27	28
6.500%, 02/15/2027 to 10/15/2038	113	118
6.000%, 12/15/2027 to 11/15/2034	83	84
5.500%, 01/15/2033 to 02/15/2041	473	485
5.000%, 06/15/2033 to 07/15/2052	936	946
4.500%, 08/15/2033 to 08/20/2049	1,516	1,497
4.000%, 03/20/2040 to 09/20/2048	1,621	1,560
3.875%, 05/15/2042 to 08/15/2042	595	571
3.500%, 03/20/2041 to 02/20/2049	2,126	1,968
3.000%, 04/20/2045 to 12/20/2050	1,669	1,505
2.500%, 09/20/2045 to 11/20/2051	2,458	2,123
2.000%, 08/20/2050 to 02/20/2051	2,276	1,889
GNMA TBA
2.000% - 6.500%, 08/15/2054	627	536
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	242	46
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	220	182
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	197	31
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	72	1
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	4	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	51	43

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	$57	$48
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	198	27
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	54	49
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	133	5
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	45	2
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	72	–
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	292	259
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	98	4
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	63	1
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	124	20
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	131	25
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	207	31
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	102	3
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	360	308
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	101	14
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	205	27
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	316	13
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	205	29
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	248	181
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	163	2
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	303	48
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	134	22
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	86	17
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	68
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	185
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	152	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	$154	$33
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	187
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	178
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	120	18
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	52	40
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	371	19

		16,566
Total Mortgage-Backed Securities
(Cost $18,057) ($ Thousands)		16,566

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	100	101

Total U.S. Treasury Obligation
(Cost $99) ($ Thousands)		101

REPURCHASE AGREEMENT(C) — 4.1%
BNP Paribas
5.340%, dated 07/31/2024 to be repurchased on 08/01/2024, repurchase price $700,104 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $171,100, 1.500% - 7.000%, 06/01/2029 – 04/01/2054; with total market value $714,000)	700	700
Total Repurchase Agreement
(Cost $700) ($ Thousands)		700

Total Investments in Securities — 102.6%
(Cost $18,856) ($ Thousands)		$17,367

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3	Sep-2024	$611	$616	$5
U.S. 5-Year Treasury Note	7	Sep-2024	742	755	13
U.S. Ultra Long Treasury Bond	2	Sep-2024	247	256	9
			1,600	1,627	27
Short Contracts
U.S. 10-Year Treasury Note	(1)	Sep-2024	$(112)	$(112)	$–
U.S. Long Treasury Bond	(8)	Sep-2024	(936)	(966)	(30)
			(1,048)	(1,078)	(30)
			$552	$549	$(3)

For the six months ended July 31, 2024, the average futures contracts long and short were $1,719 and $(1,000), respectively.

Percentages are based on Net Assets of $16,929 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	16,566	–	16,566
U.S. Treasury Obligation	–	101	–	101
Repurchase Agreement	–	700	–	700
Total Investments in Securities	–	17,367	–	17,367

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	27	–	–	27
Unrealized Depreciation	(30)	–	–	(30)
Total Other Financial Instruments	(3)	–	–	(3)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

July 31, 2024 (Unaudited)

Portfolio Abbreviations
ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company DN — Discount Note
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note PLC – Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

SEI Daily Income Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2024 (Unaudited)

	Government Fund
Assets:
Investments, at value†	$4,995,499
Repurchase agreements†	3,360,000
Cash and cash equivalents	385,433
Cash pledged as collateral on futures contracts	—
Interest receivable	9,665
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	151
Total Assets	8,750,748
Liabilities:
Payable for investment securities purchased	48,461
Income distribution payable	12,575
Administration fees payable	854
Shareholder servicing fees payable	540
Investment advisory fees payable	534
Trustees' fees payable	20
Chief Compliance Officer fees payable	15
Distribution fees payable	1
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	410
Total Liabilities	63,410
Net Assets	$8,687,338
† Cost of investments and repurchase agreements	$8,355,499
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$8,686,830
Total Distributable Earnings/(accumulated losses)	508
Net Assets	$8,687,338
Net Asset Value, Offering and Redemption Price Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class	$1.00
	($4,478,314,173 ÷ 4,478,036,478 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
	($11,623,864 ÷ 11,616,017 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00
	($4,197,400,309 ÷ 4,197,267,082 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.
N/A — Not applicable.
The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$1,034,257		$427,008		$204,520		$604,881		$16,667
—		—		—		65,900		700
1,742		1,356		776		88		17
—		—		—		—		70
976		16		1,092		2,841		71
—		—		—		47,123		2,686
—		—		566		150		—
—		—		16		—		—
—		—		—		92		3
33		8		3		7		—
1,037,008		428,388		206,973		721,082		20,214

9,050		27,420		—		75,297		3,238
1,934		138		74		381		6
121		46		21		140		1
—		—		10		52		3
39		15		18		52		1
4		1		—		2		—
3		1		—		1		—
—		—		—		—		—
—		—		125		919		5
—		—		4		441		5
89		23		50		44		26
11,240		27,644		302		77,329		3,285
$1,025,768		$400,744		$206,671		$643,753		$16,929
$1,034,257		$427,008		$205,405		$677,558		$18,856

$1,025,785		$400,762		$215,508		$680,435		$30,277
(17)		(18)		(8,837)		(36,682)		(13,348)
$1,025,768		$400,744		$206,671		$643,753		$16,929
$1.00		$1.00		$9.31		$10.04		$8.99
($1,025,767,891 ÷ 1,025,880,926 shares	)	($400,743,650 ÷ 400,945,798 shares	)	($147,376,947 ÷ 15,822,468 shares	)	($618,417,862 ÷ 61,616,131 shares	)	($15,626,641 ÷ 1,738,177 shares	)
N/A		N/A		N/A		N/A		N/A

N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.31		$10.03		$8.99
				($59,293,782 ÷ 6,365,597 shares	)	($25,334,721 ÷ 2,524,968 shares	)	($1,302,251 ÷ 144,857 shares	)
N/A		N/A		N/A		N/A		N/A

SEI Daily Income Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended July 31, 2024

	Government Fund	Government II Fund
Investment Income:
Interest income	$227,589	$36,804
Total investment income	227,589	36,804
Expenses:
Administration fees	4,902	1,021
Shareholder servicing fees — Class F Shares	—	321
Shareholder servicing fees — Institutional Class Shares	840	—
Shareholder servicing fees — Class CAA Shares	16	—
Shareholder servicing fees — Sweep Class Shares	5,464	—
Investment advisory fees	3,040	483
Trustees' fees	110	22
Chief Compliance Officer fees	40	7
Printing fees	228	34
Custodian/Wire agent fees	103	17
Registration fees	78	18
Pricing fees	17	6
Proxy fees	3	3
Other expenses	297	56
Total expenses	15,138	1,988
Less, waiver of:
Investment advisory fees	—	(173)
Administration fees	(35)	(89)
Shareholder servicing fees - Class F	—	(321)
Shareholder servicing fees - Institutional Class	(843)	—
Shareholder servicing fees - Class CAA	(6)	—
Shareholder servicing fees - Sweep Class	(2,186)	—
Net expenses	12,068	1,405
Net Investment Income	215,521	35,399
Net Realized Gain (Loss) on/from:
Investments	2	(21)
Futures contracts	—	—
Net Realized Gain (Loss)	$2	$(21)
Net change in unrealized appreciation (depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$2	$(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	$215,523	$35,378

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$11,910	$5,507	$13,863	$380
11,910	5,507	13,863	380

334	215	643	20
102	195	771	24
—	—	—	—
—	—	—	—
—	—	—	—
155	107	304	10
6	3	8	—
2	1	3	—
11	6	18	—
5	3	8	—
4	2	5	—
2	69	24	17
3	3	3	3
15	6	18	1
639	610	1,805	75

(56)	—	—	—
(30)	(87)	—	(11)
(102)	(132)	(277)	—
—	—	—	—
—	—	—	—
—	—	—	—
451	391	1,528	64
11,459	5,116	12,335	316

2	(428)	(675)	(3,350)
—	7	83	2
$2	$(421)	$(592)	$(3,348)

—	954	5,074	2,886
—	18	(829)	1
$—	$972	$4,245	$2,887
$2	$551	$3,653	$(461)
$11,461	$5,667	$15,988	$(145)

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2024 (Unaudited) and the year ended January 31, 2024

	Government Fund
	2/1/24 - 7/31/24	2024
Operations:
Net investment income	$215,521	$413,819
Net realized gain (loss)	2	64
Net increase in net assets resulting from operations	215,523	413,883
Distributions:
Class F	N/A	N/A
Institutional Class	(108,413)	(186,240)
Class CAA	(310)	(896)
Sweep Class	(106,805)	(226,670)
Total distributions	(215,528)	(413,806)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	21,958,710	61,116,210
Reinvestment of dividends & distributions	40,940	66,570
Cost of shares redeemed	(21,332,792)	(61,104,832)
Net increase from Institutional Class Transactions	666,858	77,948
Class CAA:
Proceeds from shares issued	9,648	20,916
Reinvestment of dividends & distributions	310	896
Cost of shares redeemed	(13,040)	(28,145)
Net decrease from Class CAA Transactions	(3,082)	(6,333)
Sweep Class:
Proceeds from shares issued	15,288,186	32,845,803
Reinvestment of dividends & distributions	106,805	226,671
Cost of shares redeemed	(15,711,163)	(33,747,200)
Net decrease from Sweep Class Transactions	(316,172)	(674,726)
Net increase (decrease) in net assets from capital shares transactions	347,604	(603,111)
Net increase (decrease) in net assets	347,599	(603,034)
Net Assets:
Beginning of period	8,339,739	8,942,773
End of period	$8,687,338	$8,339,739

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund
2/1/24 - 7/31/24	2024	2/1/24 - 7/31/24	2024

$35,399	$98,407	$11,459	$23,789
(21)	56	2	6
35,378	98,463	11,461	23,795

(35,367)	(98,459)	(11,458)	(23,789)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(35,367)	(98,459)	(11,458)	(23,789)

1,330,034	4,750,311	437,066	859,209
15,832	37,934	10,498	20,649
(2,761,727)	(4,137,605)	(557,543)	(863,204)
(1,415,861)	650,640	(109,979)	16,654

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(1,415,861)	650,640	(109,979)	16,654
(1,415,850)	650,644	(109,976)	16,660

2,441,618	1,790,974	510,720	494,060
$1,025,768	$2,441,618	$400,744	$510,720

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2024 (Unaudited) and the year ended January 31, 2024

	Ultra Short Duration Bond Fund
	2/1/24 - 7/31/24	2024
Operations:
Net investment income	$5,116	$10,431
Net realized (loss)	(421)	(842)
Net change in unrealized appreciation (depreciation)	972	4,071
Net increase (decrease) in net assets resulting from operations	5,667	13,660
Distributions:
Class F	(3,608)	(7,890)
Class Y	(1,397)	(2,478)
Total distributions	(5,005)	(10,368)
Capital share transactions:
Class F:
Proceeds from shares issued	12,898	37,076
Reinvestment of dividends & distributions	3,167	6,733
Cost of shares redeemed	(44,405)	(90,024)
Net increase (decrease) from Class F transactions	(28,340)	(46,215)
Class Y:
Proceeds from shares issued	1,189	2,582
Reinvestment of dividends & distributions	1,389	2,462
Cost of shares redeemed	(3,430)	(6,415)
Net increase (decrease) from Class Y transactions	(852)	(1,371)
Net Increase (decrease) in net assets from capital share transactions	(29,192)	(47,586)
Net increase (decrease) in net assets	(28,530)	(44,294)
Net Assets:
Beginning of period	235,201	279,495
End of period	$206,671	$235,201
Capital Share Transactions:
Class F
Shares issued	1,390	4,032
Reinvestment of distributions	341	732
Shares redeemed	(4,788)	(9,801)
Net increase (decrease) in shares outstanding from Class F Share transactions	(3,057)	(5,037)
Class Y
Shares issued	128	280
Reinvestment of distributions	150	268
Shares redeemed	(370)	(698)
Net increase (decrease) in shares outstanding from Class Y Share transactions	(92)	(150)
Total increase (decrease) in shares outstanding from share transactions	(3,149)	(5,187)

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2/1/24 - 7/31/24	2024	2/1/24 - 7/31/24	2024

$12,335	$17,887	$316	$1,281
(592)	(7,674)	(3,348)	(591)
4,245	10,710	2,887	(60)
15,988	20,923	(145)	630

(10,637)	(15,956)	(305)	(1,273)
(467)	(836)	(22)	(41)
(11,104)	(16,792)	(327)	(1,314)

176,010	79,173	772	13,967
8,324	12,337	272	1,167
(94,562)	(184,752)	(28,810)	(18,113)
89,772	(93,242)	(27,766)	(2,979)

3,073	3,414	76	771
439	787	21	40
(3,488)	(10,650)	(119)	(112)
24	(6,449)	(22)	699
89,796	(99,691)	(27,788)	(2,280)
94,680	(95,560)	(28,260)	(2,964)

549,073	644,633	45,189	48,153
$643,753	$549,073	$16,929	$45,189

17,742	8,046	88	1,579
838	1,254	31	132
(9,528)	(18,781)	(3,267)	(2,048)
9,052	(9,481)	(3,148)	(337)

310	342	9	84
44	86	2	5
(351)	(1,085)	(13)	(13)
3	(657)	(2)	76
9,055	(10,138)	(3,150)	(261)

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2024 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2024@	$1.00	$0.03		$—	$0.03	$(0.03)	$—		$(0.03)	$1.00	2.53%	$4,478,314	0.20%	0.24%	5.04%
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.92	3,811,460	0.20	0.20	4.81
2023(3)	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	3,733,579	0.19	0.45	1.51
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	9,215,975	0.06	0.44	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.23	9,461,922	0.18	0.45	0.19
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	6,671,923	0.20	0.46	1.95
Class CAA
2024@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.46%	$11,624	0.35%	0.45%	4.88%
2024	1.00	0.05		—	0.05	(0.05)	—	(2)	(0.05)	1.00	4.81	14,705	0.29	0.45	4.69
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.69	21,037	0.19	0.45	1.85
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	14,851	0.06	0.44	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.23	12,812	0.18	0.45	0.24
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	18,064	0.20	0.46	1.95
Sweep Class
2024@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.46%	$4,197,400	0.35%	0.45%	4.89%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.76	4,513,574	0.35	0.45	4.67
2023(4)	1.00	—	(2)	—	—	— (2)	—		— (2)	1.00	0.14	5,188,157	0.35	0.44	3.74
Government II Fund
Class F
2024@	$1.00	$0.03		$—	$0.03	$(0.03)	$—		$(0.03)	$1.00	2.57%	$1,025,768	0.20%	0.29%	5.11%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.04	2,441,618	0.20	0.49	4.95
2023	1.00	0.02		—	0.02	(0.02)	—	(2)	(0.02)	1.00	1.72	1,790,974	0.19	0.48	1.57
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.01	2,606,717	0.05	0.48	0.01
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.27	2,553,183	0.18	0.48	0.24
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.97	1,991,587	0.20	0.49	1.95
Treasury II Fund
Class F
2024@	$1.00	$0.03		$—	$0.03	$(0.03)	$—		$(0.03)	$1.00	2.59%	$400,744	0.20%	0.29%	5.16%
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.01	510,720	0.20	0.50	4.91
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19	0.49	1.75
2022	1.00	—		—	—	— (2)	—	(2)	— (2)	1.00	0.02	430,208	0.06	0.49	0.00
2021	1.00	—		—	—	— (2)	—		— (2)	1.00	0.27	307,851	0.19	0.49	0.30
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	401,720	0.20	0.49	1.94

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2024. All ratios for the period have been annualized.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.

(2)	Amount represents less than $0.005 per share.
(3)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Shares.
(4)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2024 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2024@	$9.28	$0.22	$0.02	$0.24	$(0.21)	$(0.21)	$9.31	2.66%	$147,377	0.39%	0.64%	4.74%	24%
2024	9.16	0.37	0.12	0.49	(0.37)	(0.37)	9.28	5.50	175,252	0.38	0.63	4.05	75
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38	0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38	0.61	0.53	70
2021	9.36	0.12	0.03	0.15	(0.13)	(0.13)	9.38	1.61	271,550	0.38	0.58	1.29	73
2020	9.31	0.23	0.05	0.28	(0.23)	(0.23)	9.36	3.06	258,558	0.38	0.59	2.44	70
Class Y
2024@	$9.28	$0.22	$0.03	$0.25	$(0.22)	$(0.22)	$9.31	2.70%	$59,294	0.31%	0.39%	4.83%	24%
2024	9.16	0.38	0.12	0.50	(0.38)	(0.38)	9.28	5.58	59,949	0.30	0.38	4.16	75
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30	0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30	0.36	0.61	70
2021	9.37	0.13	0.02	0.15	(0.14)	(0.14)	9.38	1.58	62,559	0.30	0.33	1.36	73
2020	9.31	0.24	0.06	0.30	(0.24)	(0.24)	9.37	3.25	53,107	0.30	0.34	2.52	70
Short-Duration Government Fund
Class F
2024@	$9.97	$0.19	$0.05	$0.24	$(0.17)	$(0.17)	$10.04	2.44%	$618,418	0.48%	0.57%	3.83%	69%
2024	9.88	0.29	0.08	0.37	(0.28)	(0.28)	9.97	3.78	523,940	0.48	0.58	2.99	178
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48	0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48	0.56	0.25	132
2021	10.38	0.09	0.22	0.31	(0.13)	(0.13)	10.56	3.01	745,950	0.48	0.57	0.88	287
2020	10.22	0.18	0.18	0.36	(0.20)	(0.20)	10.38	3.54	670,769	0.48	0.58	1.78	230
Class Y
2024@	$9.96	$0.20	$0.05	$0.25	$(0.18)	$(0.18)	$10.03	2.52%	$25,335	0.32%	0.32%	3.99%	69%
2024	9.88	0.31	0.06	0.37	(0.29)	(0.29)	9.96	3.85	25,133	0.33	0.33	3.14	178
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31	0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31	0.31	0.42	132
2021	10.38	0.11	0.22	0.33	(0.15)	(0.15)	10.56	3.17	45,836	0.32	0.32	1.04	287
2020	10.22	0.20	0.17	0.37	(0.21)	(0.21)	10.38	3.69	54,472	0.33	0.33	1.93	230
GNMA Fund
Class F
2024@	$8.98	$0.14	$0.01	$0.15	$(0.14)	$(0.14)	$8.99	1.73%	$15,626	0.66%	0.77%	3.08%	202%
2024	9.10	0.24	(0.11)	0.13	(0.25)	(0.25)	8.98	1.51	43,865	0.63	0.65	2.76	145
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63	0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62	0.62	0.46	405
2021	10.44	0.11	0.22	0.33	(0.22)	(0.22)	10.55	3.16	104,074	0.58	0.58	1.05	392
2020	10.20	0.24	0.28	0.52	(0.28)	(0.28)	10.44	5.15	59,818	0.58	0.58	2.33	225
Class Y
2024@	$8.98	$0.15	$0.01	$0.16	$(0.15)	$(0.15)	$8.99	1.86%	$1,302	0.42%	0.55%	3.37%	202%
2024	9.10	0.27	(0.12)	0.15	(0.27)	(0.27)	8.98	1.76	1,324	0.38	0.40	3.01	145
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38	0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37	0.37	0.72	405
2021	10.44	0.14	0.22	0.36	(0.25)	(0.25)	10.55	3.42	3,619	0.33	0.33	1.31	392
2020	10.20	0.27	0.27	0.54	(0.30)	(0.30)	10.44	5.35	1,403	0.33	0.33	2.58	225

*	Per share calculations were performed using average shares.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2024. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2024 (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Institutional Class Shares of the Government Fund; Sweep Class Shares of the Government Fund; Class F shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance

SEI Daily Income Trust

that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of July 31, 2024, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended July 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024 (Unaudited)

on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the six-month period ended July 31, 2024. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2024, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of

SEI Daily Income Trust

securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2024.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2024.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024 (Unaudited)

price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2024, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution

SEI Daily Income Trust

Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2025, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees		Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%		—%	0.20	%(1)
Class CAA	0.07%		0.25%	0.35	%(1)
Sweep Class	0.07%		0.25%	0.35	%(1)
Government II Fund
Class F	0.07%		0.25%	0.20	%(2)
Treasury II Fund
Class F	0.07%		0.25%	0.20	%(2)
Ultra Short Duration Bond Fund
Class F	0.10	%(3)	0.25%	0.38	%(1)
Class Y	0.10	%(3)	—%	0.30	%(1)
Short-Duration Government Fund
Class F	0.10	%(4)	0.25%	0.48	%(1)
Class Y	0.10	%(4)	—%	0.33	%(1)
GNMA Fund
Class F	0.10	%(4)	0.25%	0.63	%(1)
Class Y	0.10	%(4)	—%	0.38	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2025, to be changed only by board approval.
(3)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(4)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended July 31, 2024, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-month period ended July 31, 2024, were as follows for the Fixed Income Funds:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$15,462	$26,873	$42,335
Sales	9,500	56,202	65,702
Short-Duration Government Fund
Purchases	459,315	—	459,315
Sales	417,122	—	417,122
GNMA Fund
Purchases	42,921	—	42,921
Sales	70,575	—	70,575

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Daily Income Trust

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/loss reclassification, distribution reclassification and Treasury Inflation-Protected Securities adjustments. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2024 or January 31, 2023 (unless otherwise indicated) was as follows:
	Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
2024	$413,806	$413,806
2023	156,871	156,871
Government II Fund
2024	98,459	98,459
2023	32,989	32,989
Treasury II Fund
2024	23,789	23,789
2023	8,831	8,831
Ultra Short Duration Bond Fund
2024	10,368	10,368
2023	5,128	5,128
Short-Duration Government Fund
2024	16,792	16,792
2023	8,766	8,766
GNMA Fund
2024	1,314	1,314
2023	1,375	1,375

As of January 31, 2024, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$36,217	$—	$—	$—	$—	$(7)	$(35,697)	$513
Government II Fund	10,591	—	(123)	—	—	(2)	(10,494)	(28)
Treasury II Fund	2,273	—	(15)	—	—	—	(2,279)	(21)
Ultra Short Duration Bond Fund	903	—	(7,641)	—	—	(1,839)	(922)	(9,499)
Short-Duration Government Fund	2,122	—	(30,245)	—	—	(11,860)	(1,583)	(41,566)
GNMA Fund	108	—	(8,502)	—	—	(4,375)	(107)	(12,876)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2024, the Government II Fund, Treasury II Fund and GNMA Fund utilized $57,898, $6,356 and $209,919, respectively, of capital loss carryforwards to offset capital gains.

At January 31, 2024, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Government II Fund	$123	$–	$123
Treasury II Fund	12	3	15
Ultra Short Duration Bond Fund	803	6,838	7,641
Short-Duration Government Fund	8,077	22,168	30,245
GNMA Fund	5,664	2,838	8,502

During the fiscal year ended January 31, 2024, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2024, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024 (Unaudited)

been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$205,405	$691	$(1,576)	$(885)
Short-Duration Government Fund	677,558	6,218	(12,995)	(6,777)
GNMA Fund	18,856	302	(1,791)	(1,489)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of

SEI Daily Income Trust

the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2024 (Unaudited)

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

SEI Daily Income Trust

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2024, SPTC held of record the following:

Government Fund, Institutional Class	60%
Government Fund, Cl CAA	100%
Government Fund, Sweep Class	100%
Government II Fund	100%
Treasury II Fund	99%
Ultra Short Duration Bond Fund, Cl F	95%
Ultra Short Duration Bond Fund, Cl Y	93%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	31%
GNMA Fund, Cl F	62%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2024.

SEI Daily Income Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Form N-CSRS Item 11) (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Daily Income Trust

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into

SEI Daily Income Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Form N-CSRS Item 11) (Unaudited) (Concluded)

underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust

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SEI Daily Income Trust / Semi-Annual Financials and Other Information / July 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-037 (7/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 3, 2024

By:	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: October 3, 2024